Stock-Based Compensation (Details) - Schedule of Restricted Stock Units	12 Months Ended
Dec. 31, 2023 $ / shares shares
Schedule of Restricted Stock Units [Abstract]
Number of Shares, Nonvested beginning balance | shares
Weighted Average Grant Date Fair Value per Share,Nonvested beginning balance | $ / shares
Number of Shares, Granted | shares	58,197
Weighted Average Grant Date Fair Value Per Share, Granted | $ / shares	$ 4.65
Number of Shares, Nonvested ending balance | shares	58,197
Weighted Average Grant Date Fair Value per Share, Nonvested ending balance | $ / shares	$ 4.65